Description of Business - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss)	$ (9,002)	$ (9,438)	$ (25,782)	$ (29,470)	$ (39,661)	$ (50,332)
Operating cash flow deficit			(15,600)		(21,400)
Cash and cash equivalents	$ 146,490		$ 146,490		$ 60,981	$ 27,321